Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member]	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
NON-CURRENT ASSETS
Interest in a subsidiary	$ 2,372	$ 303	$ 2,372
Total non-current assets	2,372	303	2,372
Total assets	2,372	303	2,372
CURRENT LIABILITIES
Amount due to subsidiary	17,073	2,182	28,673
Accrual	69,629	8,897
Total current liabilities	86,702	11,079	28,673
Total liabilities	86,702	11,079	28,673
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value
Additional paid-in capital	2,348	300	2,348
Accumulated losses	(86,702)	(11,079)	(28,673)
Total shareholders’ equity	(84,330)	(10,776)	(26,301)
Total liabilities and shareholders’ equity	2,372	303	2,372
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	16	2	16
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, value	$ 8	$ 1	$ 8